9. Convertible Notes (Details Narrative) (Sept 2020 Note) - USD ($)				1 Months Ended	2 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Aug. 06, 2020	Jan. 15, 2019	Jan. 03, 2018	Oct. 02, 2020	Mar. 01, 2020	Sep. 30, 2020	Mar. 16, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Proceeds from convertible debt									$ 3,655,000	$ 95,000	$ 600,000	$ 1,914,702
Stock issued with convertible debt, value											545,000	608,718
Derivative liability						$ 68,753			68,753		77,584	0
Derivative expense						0		$ 42,140	0	42,140	42,140	0
Gain (loss) on extinguishment of debt						(1,191,089)		$ 0	(1,191,089)	$ (363,468)	$ (363,468)	0
Unsecured Convertible Redeemable Note [Member]
Convertible debt, gross						53,861			$ 53,861
Debt initial date									Jul. 09, 2019		Jul. 09, 2019
Debt face amount						100,000			$ 100,000		$ 100,000
Debt maturity date					Aug. 31, 2020				Jul. 09, 2020		Jul. 09, 2020
Proceeds from convertible debt					$ 100,000				$ 95,000		$ 95,000
Debt Instrument, Fee						$ 5,000			$ 5,000		$ 5,000
Debt interest rate					10.00%	10.00%			10.00%		10.00%
Beneficial conversion feature					$ 44,129				$ 51,730		$ 51,730
Derivative liability						$ 85,410			85,410		85,410
Debt discount						43,270			43,270		43,270
Derivative expense									42,140		42,140
Gain on Derivative									22,764		7,826
Debt converted, amount converted									$ 56,049
Debt converted, shares issued									1,158,585
Debt default, amount						3,310			$ 3,310
Unsecured Convertible Redeemable Note [Member] | Subsequent Event [Member]
Debt converted, shares issued				1,535,507
Unsecured Convertible Redeemable Note [Member]
Debt default, amount						100,000			100,000
Debt default, interest						5,837			5,837
Convertible Notes Payable [Member] | OID Notes 1 [Member]
Convertible debt, gross						100,000			100,000		336,223	601,223
Proceeds from convertible debt													$ 601,223
Debt interest rate													10.00%
Original issue discount													$ 60,122
Unamortized discount											0	69,122
Debt converted, amount converted	$ 211,223
Debt converted, shares issued	331,954
Convertible Notes Payable [Member] | OID Notes 1 [Member] | Inducement to lend [Member]
Stock issued with convertible debt, shares													150,305
Stock issued with convertible debt, value													$ 78,321
Convertible Notes Payable [Member] | OID Notes 2 [Member]
Convertible debt, gross						97,250			97,250		272,250	1,313,485
Proceeds from convertible debt												$ 1,313,485
Debt interest rate												10.00%
Original issue discount												$ 131,348
Unamortized discount											6,500	$ 202,216
Debt converted, amount converted	$ 200,000
Debt converted, shares issued	316,000
Convertible Notes Payable [Member] | OID Notes 2 [Member] | Inducement to lend [Member]
Stock issued with convertible debt, shares										328,371		328,371
Stock issued with convertible debt, value										$ 198,259		$ 198,259
Convertible Notes Payable [Member] | OID Notes 3 [Member]
Convertible debt, gross						56,000			56,000		356,000	56,000
Proceeds from convertible debt												$ 356,000
Debt interest rate												10.00%
Original issue discount												$ 71,200
Unamortized discount											112,475	$ 6,594
Convertible Notes Payable [Member] | OID Notes 3 [Member] | Inducement to lend [Member]
Stock issued with convertible debt, shares										203,000		203,000
Stock issued with convertible debt, value										$ 62,269		$ 62,269
Convertible Notes Payable [Member] | Newbridge Offering [Member]
Convertible debt, gross						131,429			$ 131,429		289,143	552,000
Debt initial date									Nov. 30, 2018
Debt face amount						$ 552,000			$ 552,000		$ 552,000
Debt interest rate						12.00%			12.00%		12.00%
Stock issued with convertible debt, shares									730,974		730,974
Unamortized discount						$ 29,430			$ 29,430		$ 161,864	338,443
TDH Acquisition Agreement [Member] | First Amendment [Member]
Debt maturity date			Jul. 01, 2019
Debt interest rate			10.00%
TDH Acquisition Agreement [Member] | First Amendment [Member] | TDH Sellers [Member]
Stock issued with convertible debt, shares		800,000	800,000
Stock issued with convertible debt, value		$ 220,000	$ 480,000
TDH Acquisition Agreement [Member] | Second Amendment [Member]
Debt maturity date		Apr. 02, 2020
Debt conversion price per share		$ 0.27
Gain (loss) on extinguishment of debt									(363,468)		(363,468)
TDH Acquisition Agreement [Member] | ThirdAmendment [Member]
Debt maturity date							Jun. 30, 2021
Debt interest rate							12.00%
Debt converted, amount converted							$ 361,767
Convertible Debentures [Member]
Unamortized discount						327,234			327,234		224,958	735,871
Convertible Debentures [Member] | Senior Secured Convertible TDH Notes [Member]
Convertible debt, gross						1,773,722			$ 1,773,722		0	$ 0
Debt initial date									Mar. 16, 2020
Debt maturity date									Mar. 16, 2024
Proceeds from convertible debt									$ 3,000,000
Debt converted, amount converted									$ 420,000
Debt converted, shares issued									6,000,000
Convertible Debentures [Member] | Senior Secured Convertible Additional Secured Notes [Member]
Convertible debt, gross						$ 265,208			$ 265,208		$ 0
Debt initial date									Mar. 16, 2020
Debt maturity date									Mar. 16, 2024
Debt interest rate						12.00%			12.00%
Debt discount						$ 229,984			$ 229,984
Debt converted, amount converted	$ 1,101,000								$ 148,000
Debt converted, shares issued	1,739,580								2,120,000
Debt conversion price per share						$ 0.07			$ 0.07
Convertible Debentures [Member] | Senior Secured Convertible Additional Secured Notes [Member]
Convertible debt, gross						$ 256,208			$ 256,208
Debt face amount						$ 1,060,000			$ 1,060,000
Debt interest rate						12.00%			12.00%
Debt discount						$ 67,820			$ 67,820
Debt converted, amount converted	$ 782,500
Debt converted, shares issued	1,236,350
Debt conversion price per share						$ 0.07			$ 0.07